CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 41,747	$ 51,011	$ 621,106	$ 2,062,083	$ 1,176,829
Revenue from related party	24,644		75,301
Less: allowances and refunds		(60,000)	(67,275)
Net revenue	66,391	(8,989)	629,132	2,062,083	1,176,829
Cost of revenues	329,296	949,874	3,796,651	2,660,749	1,051,135
Gross profit/(loss)	(262,905)	(958,863)	(3,167,519)	(598,666)	125,694
Operating expenses
Selling and marketing	179,341	141,554	933,627	664,383	806,221
Research and development		8,000	242,232	74,861	176,964
General and administrative	3,870,602	563,370	9,109,205	2,456,435	895,798
Total operating expenses	4,049,943	712,924	10,285,064	3,195,679	1,878,983
Loss from operations	(4,312,848)	(1,671,787)	(13,452,583)	(3,794,345)	(1,753,289)
Other income (expense)
Interest income (expense), net	(5,802)	13,652	(1,282,761)	6,905	(4,948)
Financing Costs	(524,882)
Change in fair value of derivative liabilities	2,238,858		(1,805,990)
Amortization of debt discount	(1,819,662)		(935,290)
Other income (expense)	(9,342)
Total other income (expense)	(120,830)	13,652	(3,088,751)	6,905	(4,948)
Loss before provision for income taxes	(4,433,678)	(1,658,135)	(16,541,334)	(3,787,440)	(1,758,237)
Provision for income taxes				4,000
Net loss	(4,433,678)	(1,658,135)	(16,541,334)	(3,791,440)	(1,758,237)
Loss per share attributable to common stockholders
Basic (in Dollars per share)	$ (0.14)	$ (0.05)	$ (0.55)	$ (0.13)	$ (0.07)
Diluted (in Dollars per share)	$ (0.14)	$ (0.05)	$ (0.55)	$ (0.13)	$ (0.07)
Weighted average shares outstanding
Basic (in Shares)	30,741,939	30,516,271	30,067,693	28,971,983	25,119,175
Diluted (in Shares)	30,741,939	30,516,271	30,067,693	28,971,983	25,119,175
Other Comprehensive loss
Net loss	(4,433,678)	(1,658,135)	(16,541,334)	(3,791,440)	(1,758,237)
Unrealized loss from marketable securities	(57,436)		(108,388)
Comprehensive loss	$ (4,491,114)	$ (1,658,135)	$ (16,649,722)	$ (3,791,440)	$ (1,758,237)